Average Annual Total Returns - VY American Century Small-Mid Cap Value Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Russell 2500TM Value Index 1 Yr		Class ADV Russell 2500TM Value Index 5 Yrs		Class ADV Russell 2500TM Value Index 10 Yrs		Class ADV Russell 2500TM Value Index Since Inception	Class ADV S&P SmallCap 600® Value Index 1 Yr		Class ADV S&P SmallCap 600® Value Index 5 Yrs		Class ADV S&P SmallCap 600® Value Index 10 Yrs		Class ADV S&P SmallCap 600® Value Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell 2500TM Value Index 1 Yr		Class I Russell 2500TM Value Index 5 Yrs		Class I Russell 2500TM Value Index 10 Yrs		Class I Russell 2500TM Value Index Since Inception	Class I S&P SmallCap 600® Value Index 1 Yr		Class I S&P SmallCap 600® Value Index 5 Yrs		Class I S&P SmallCap 600® Value Index 10 Yrs		Class I S&P SmallCap 600® Value Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Russell 2500TM Value Index 1 Yr		Class S Russell 2500TM Value Index 5 Yrs		Class S Russell 2500TM Value Index 10 Yrs		Class S Russell 2500TM Value Index Since Inception	Class S S&P SmallCap 600® Value Index 1 Yr		Class S S&P SmallCap 600® Value Index 5 Yrs		Class S S&P SmallCap 600® Value Index 10 Yrs		Class S S&P SmallCap 600® Value Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 Russell 2500TM Value Index 1 Yr		Class S2 Russell 2500TM Value Index 5 Yrs		Class S2 Russell 2500TM Value Index 10 Yrs		Class S2 Russell 2500TM Value Index Since Inception	Class S2 S&P SmallCap 600® Value Index 1 Yr		Class S2 S&P SmallCap 600® Value Index 5 Yrs		Class S2 S&P SmallCap 600® Value Index 10 Yrs		Class S2 S&P SmallCap 600® Value Index Since Inception
Total	3.35%	9.55%	9.81%		May 01, 2002	4.88%	[1]	9.43%	[1]	9.33%	[1]	[1]	2.53%	[1]	10.31%	[1]	10.34%	[1]	[1]	3.84%	10.11%	10.36%		May 01, 2002	4.88%	[1]	9.43%	[1]	9.33%	[1]	[1]	2.53%	[1]	10.31%	[1]	10.34%	[1]	[1]	3.52%	9.82%	10.08%		May 01, 2002	4.88%	[1]	9.43%	[1]	9.33%	[1]	[1]	2.53%	[1]	10.31%	[1]	10.34%	[1]	[1]	3.40%	9.66%	9.92%		Feb. 27, 2009	4.88%	[1]	9.43%	[1]	9.33%	[1]	[1]	2.53%	[1]	10.31%	[1]	10.34%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.